OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]

	2019	2018
	US$’000	US$’000
Deposits	346	337
Prepayments	2,693	1,663
Voyages in progress	10,377	12,156
Other receivables	3,627	3,746
	17,043	17,902
Included in assets of a disposal group held for sale (Note 40)	(92)	-
	16,951	17,902

Disclosure of Detailed Information About Movement in Expected Credit Loss [Table Text Block]
The following table shows the movement in lifetime ECL – credit impaired lifetime ECL that has been recognised for other receivables in accordance with IFRS 9:

	2019	2018
	US$’000	US$’000
Balance as at 1 January	-	-
Adjustment upon application of IFRS 9	-	70
Amount written off	-	(70)
Balance as at 31 December	-	-